Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Noncontrolling Interest Reserve [Member] INR (₨)	Capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance at Mar. 31, 2021		₨ 838	₨ 20,240,055	₨ (11,219)	₨ (19,167,316)		₨ 122,109	₨ (26,639)	₨ 1,157,828	₨ 5,247		₨ 1,163,075
Loss for the period					(477,850)				(477,850)	(4,612)		(482,462)
Other comprehensive loss
Foreign currency translation differences loss								(5,640)	(5,640)			(5,640)
Remeasurement loss on defined benefit plan					(243)				(243)	(4)		(247)
Other comprehensive loss for the period, net of tax					(243)			(5,640)	(5,883)	(4)		(5,887)
Total comprehensive loss for the period, net of tax					(478,093)			(5,640)	(483,733)	(4,616)		(488,349)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					21,712		187,845		209,557			209,557
Exercise of options		4	46,419				(46,423)
Change in non-controlling interest	[1]				(977)				(977)	977
Transaction with non-controlling interest	[2]				7,583				7,583	375		7,958
Total contribution by owners		4	46,419		28,318		141,422		216,163	1,352		217,515
Total other comprehensive loss					(243)			(5,640)	(5,883)	(4)		(5,887)
Total comprehensive loss					(478,093)			(5,640)	(483,733)	(4,616)		(488,349)
Total contribution by owners		4	46,419		28,318		141,422		216,163	1,352		217,515
Balance at Mar. 31, 2022		842	20,286,474	(11,219)	(19,617,091)		263,531	(32,279)	890,258	1,983		892,241
Loss for the period					(289,243)				(289,243)	1,075		(288,168)
Other comprehensive loss
Foreign currency translation differences loss								1,245	1,245			1,245
Remeasurement loss on defined benefit plan					(10,565)				(10,565)	(148)		(10,713)
Other comprehensive loss for the period, net of tax					(10,565)			1,245	(9,320)	(148)		(9,468)
Total comprehensive loss for the period, net of tax					(299,808)			1,245	(298,563)	927		(297,636)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					4,518		147,536		152,054			152,054
Exercise of options		8	129,665				(129,673)
Change in non-controlling interest	[3]				(8,714)				(8,714)	8,714
Total contribution by owners		8	102,325		(4,196)		17,863		116,000	8,714		124,714
Total other comprehensive loss					(10,565)			1,245	(9,320)	(148)		(9,468)
Total comprehensive loss					(299,808)			1,245	(298,563)	927		(297,636)
Vested PSUs net settled for employee’s tax obligation (Refer note 30.2)			(27,340)						(27,340)			(27,340)
Total contribution by owners		8	102,325		(4,196)		17,863		116,000	8,714		124,714
Balance at Mar. 31, 2023		850	20,388,799	(11,219)	(19,921,095)		281,394	(31,034)	707,695	11,624		719,319
Loss for the period					(350,945)				(350,945)	(15,561)	$ (4,399)	(366,505)
Other comprehensive loss
Foreign currency translation differences loss								(15,027)	(15,027)		(179)	(15,027)
Remeasurement loss on defined benefit plan					(3,888)				(3,888)	(2,118)	(71)	(6,006)
Other comprehensive loss for the period, net of tax					(3,888)			(15,027)	(18,915)	(2,118)	(250)	(21,033)
Total comprehensive loss for the period, net of tax					(354,833)			(15,027)	(369,860)	(17,679)	(4,649)	(387,538)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					9,301		219,985		229,286			229,286
Exercise of options		7	122,679				(122,686)
Change in non-controlling interest	[4]					5,032,282			5,032,282	2,377,857		7,410,139
Total contribution by owners		7	122,679	(210,933)	9,301	5,032,282	97,299		5,050,635	2,377,857		7,428,492
Total other comprehensive loss					(3,888)			(15,027)	(18,915)	(2,118)	(250)	(21,033)
Total comprehensive loss					(354,833)			(15,027)	(369,860)	(17,679)	(4,649)	(387,538)
Total contribution by owners		7	122,679	(210,933)	9,301	5,032,282	97,299		5,050,635	2,377,857		7,428,492
Own shares repurchase				(210,933)					(210,933)			(210,933)
Balance at Mar. 31, 2024		₨ 857	₨ 20,511,478	₨ (222,152)	₨ (20,266,627)	₨ 5,032,282	₨ 378,693	₨ (46,061)	₨ 5,388,470	₨ 2,371,802	$ 93,115	₨ 7,760,272

[1]	During first quarter of the financial year, Yatra India has allotted additional shares to the Parent Company, where the non-controlling shareholder has not made equal subscription, which leads to an increase in holding percentage from 98.63% to 98.64%, (refer to Note 6).
[2]	During the year, Yatra India has allotted shares outside the Group by converting trade payable of INR 7,958 of the stakeholder into equity, which leads to a dilution in parent’s holding from 98.64% to 98.55%.
[3]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company, where the non-controlling shareholder has not made equal subscription, which leads to an increase in holding percentage from 98.55% to 98.59% (refer to Note 6).
[4]	Pursuant to Indian IPO Yatra Online Limited (“Indian subsidiary”), non-controlling interest share has increased from